Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,843,450.52

Principal:
Principal Collections	$19,132,804.50
Prepayments in Full	$13,252,664.32
Liquidation Proceeds	$422,027.97
Recoveries	$42,707.29
Sub Total	$32,850,204.08
Collections	$35,693,654.60

Purchase Amounts:
Purchase Amounts Related to Principal	$151,784.24
Purchase Amounts Related to Interest	$816.21
Sub Total	$152,600.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,846,255.05

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$35,846,255.05
Servicing Fee	$676,411.16	$676,411.16	$0.00	$0.00	$35,169,843.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,169,843.89
Interest - Class A-2 Notes	$53,375.26	$53,375.26	$0.00	$0.00	$35,116,468.63
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$34,923,428.63
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$34,849,752.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,849,752.96
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$34,813,252.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,813,252.46
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$34,784,311.46
Third Priority Principal Payment	$495,132.68	$495,132.68	$0.00	$0.00	$34,289,178.78
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$34,249,275.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,249,275.28
Regular Principal Payment	$31,220,710.73	$31,220,710.73	$0.00	$0.00	$3,028,564.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,028,564.55
Residuel Released to Depositor	$0.00	$3,028,564.55	$0.00	$0.00	$0.00
Total		$35,846,255.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$495,132.68
Regular Principal Payment					$31,220,710.73
Total					$31,715,843.41
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,715,843.41	$72.94	$53,375.26	$0.12	$31,769,218.67	$73.06
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$31,715,843.41	$23.64	$425,435.93	$0.32	$32,141,279.34	$23.96

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$168,553,440.21	0.3876574	$136,837,596.80	0.3147139
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$783,363,440.21	0.5838110	$751,647,596.80	0.5601744

Pool Information
Weighted Average APR	4.296%	4.292%
Weighted Average Remaining Term	45.33	44.47
Number of Receivables Outstanding	42,158	41,225
Pool Balance	$811,693,386.52	$778,427,966.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$788,773,132.25	$756,558,307.53
Pool Factor	0.5998584	0.5752745

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$11,676,419.49
Yield Supplement Overcollateralization Amount	$21,869,658.78
Targeted Overcollateralization Amount	$26,780,369.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,780,369.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		104	$306,139.18
(Recoveries)		48	$42,707.29
Net Losses for Current Collection Period			$263,431.89
Cumulative Net Losses Last Collection Period			$2,462,153.35
Cumulative Net Losses for all Collection Periods			$2,725,585.24

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.39%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.26%	448	$9,772,488.83
61-90 Days Delinquent	0.13%	46	$1,002,467.60
91-120 Days Delinquent	0.04%	11	$281,243.58
Over 120 Days Delinquent	0.06%	23	$473,032.56
Total Delinquent Receivables	1.48%	528	$11,529,232.57

Repossession Inventory:
Repossessed in the Current Collection Period		41	$964,557.41
Total Repossessed Inventory		52	$1,235,475.84

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4167%
Preceding Collection Period			0.1953%
Current Collection Period			0.3976%
Three Month Average			0.3365%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1552%
Preceding Collection Period			0.1993%
Current Collection Period			0.1941%
Three Month Average			0.1828%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer